Unaudited Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Shares to be issued USD ($)	Shares to be issued CNY (¥)	Treasury stocks USD ($) shares	Treasury stocks CNY (¥) shares	Statutory reserves USD ($)	Statutory reserves CNY (¥)	Retained earnings USD ($)	Retained earnings CNY (¥)	Accumulated other comprehensive Income USD ($)	Accumulated other comprehensive Income CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2024 | ¥		¥ 468,058		¥ 20,817		¥ (19,952)		¥ 50,705		¥ 662,499		¥ 16,967		¥ (13,778)		¥ 1,185,316
Balance (in Shares) at Dec. 31, 2024	41,847,784	41,847,784
Balance (in Shares) at Dec. 31, 2024					(1,048,178)	(1,048,178)
Net income | ¥										13,493				(3,744)		9,749
Share-based compensation | ¥		¥ 5,897														5,897
Share-based compensation (in Shares)	489,984	489,984
Appropriation to statutory reserves | ¥								490		(490)
Foreign currency translation adjustments | ¥												825		170		995
Balance at Jun. 30, 2025 | ¥		¥ 473,955		20,817		¥ (19,952)		51,195		675,502		17,792		(17,352)		1,201,957
Balance (in Shares) at Jun. 30, 2025	42,337,768	42,337,768
Balance (in Shares) at Jun. 30, 2025					(1,048,178)	(1,048,178)
Balance at Dec. 31, 2024 | ¥		¥ 468,058		20,817		¥ (19,952)		50,705		662,499		16,967		(13,778)		1,185,316
Balance (in Shares) at Dec. 31, 2024	41,847,784	41,847,784
Balance (in Shares) at Dec. 31, 2024					(1,048,178)	(1,048,178)
Balance at Dec. 31, 2025 | ¥		¥ 475,562		20,817		¥ (19,952)		34,091		92,024		12,867		(21,952)		593,457
Balance (in Shares) at Dec. 31, 2025	42,462,768	42,462,768
Balance (in Shares) at Dec. 31, 2025					(1,048,178)	(1,048,178)
Net income										19,967				(1,181)	$ 2,768	18,786
Share-based compensation | ¥		¥ 2,348														2,348
Share-based compensation (in Shares)	298,428	298,428
Treasury stocks | ¥						¥ (459)										(459)
Treasury stocks (in Shares)					(89,952)	(89,952)
Appropriation to statutory reserves | ¥								1,090		(1,090)
Issuance of shares for acquisition of Weiliantong | ¥		¥ 20,817		(20,817)
Issuance of shares for acquisition of Weiliantong (in Shares)	636,691	636,691
Foreign currency translation adjustments | ¥												(5,937)		210		(5,727)
Balance at Jun. 30, 2026	$ 73,503	¥ 498,727			$ (3,008)	¥ (20,411)	$ 5,185	¥ 35,181	$ 16,345	¥ 110,901	$ 1,021	¥ 6,930	$ (3,378)	¥ (22,923)	$ 89,668	¥ 608,405
Balance (in Shares) at Jun. 30, 2026	43,397,887	43,397,887
Balance (in Shares) at Jun. 30, 2026					(1,138,130)	(1,138,130)